Impairment testing	12 Months Ended
Dec. 31, 2021
Impairment Testing
Impairment testing

5.16	Impairment testing

At the end of each reporting period Valneva assesses whether there is any indication that an asset may be impaired. Indicators for the necessity of an impairment test are, among others, actual or expected declines in sales or margins and significant changes in the economic environment with an adverse effect on Valneva’s business. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less selling costs and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). The cash-generating units correspond with the specific vaccine products and vaccine candidates. Non-financial assets, other than goodwill, that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.

As at December 31, 2021, impairment tests were performed on the IXIARO, the DUKORAL and the COVID cash-generating units (CGUs).

IXIARO annual product sales in 2021 declined moderately due to the COVID-19 crisis and travel restrictions. No triggering event was identified in 2021. However, an impairment test has been performed for the IXIARO CGU as at December 31, 2021 on a voluntary basis.

For the DUKORAL CGU a more significant year-over-year reduction in product sales was experienced and a triggering event was identified during H1 2021. In addition to the impairment test performed in June 2021 another voluntary impairment test was performed in December 2021.

	Year ended December 31,
€ in thousand	2021	2020	% 2021 vs 2020
Product Sales
IXIARO	45,118	48,480	(6.9%)
DUKORAL	2,440	13,300	(81.7%)

For the first time an impairment test has been performed for the COVID CGU, where the termination of the UK Supply Agreement represented a triggering event (‘loss of a major customer’).

As a basis, the long-range business model including product specific financial plans covering a period of five years was used consistently across all CGUs tested. The Group’s long range business model includes assumptions on market size / market share, product sales and resulting profitability. The value in use calculations are based on the plans for the next five years and a terminal value applied for the periods beyond 2026. A terminal value has been applied on the IXIARO and DUKORAL CGUs while no terminal value has been applied on the COVID CGU.

Business plan assumptions have been revised to reflect reductions in expected sales and assuming a recovery of IXIARO sales to pre-COVID levels by 2025 to 2026. The calculation used post tax risk-adjusted cash flow projections and a discount rate of 7.49%. The discount rate of 7.49% was based on a negative risk-free rate of 0.20%, 6.68% market risk premium, a negative country risk premium of 0.37%, 1.03% currency risk, a levered beta of 1.12, and a peer group related equity-capital ratio. The net carrying value of IXIARO related assets amounted to €48.2 million as at December 31, 2021 (December 31, 2020: €46.7 million).

During 2021, due to the impact of the COVID-19 pandemic situation affecting future profitability and cash generation of the DUKORAL CGU, the Group tested the related product line for impairment. While there were no material intangible assets held for DUKORAL the carrying amount of property, plant and equipment and RoU assets as well as working capital were tested. For DUKORAL sales recovery to pre-COVID levels is not expected, driven by the expected entry of a competing product in some European markets within the coming years. The calculations used post tax risk-adjusted cash flow projections based on the Group’s long-range business plan and a discount rate of 7.23% per annum. The discount rate of 7.23% per annum was based on negative risk-free rate of 0.20%, 6.68% market risk premium, negative country risk premium of 0.36%, 0.74% currency risk, a levered beta of 1.13 and a peer group related equity-capital ratio. The net carrying value of DUKORAL related assets amounted to €13.7 million as at December 31, 2021 (December 31, 2020: €15.1 million).

During 2021, the Group invested significant funds into building up COVID manufacturing capacities across both the Livingston and Solna production sites. In addition to property, plant and equipment, RoU assets as well as intangible assets the Group holds significant working capital (mainly inventories) related to the COVID CGU. Business plan assumptions have been revised after termination of the UK Supply Agreement and after signing of supply agreements with the European Commission and Bahrain and foresee a continuation of COVID-19 vaccine sales during the planning horizon of 5 years. The calculations used post tax risk-adjusted cash flow projections based on the Group’s long-range business plan and a discount rate of 7.77% per annum. The discount rate of 7.77% per annum was based on negative risk-free rate of 0.20%, 6.68% market risk premium, country risk premium of 0.49%, 0.46% currency risk, a levered beta of 1.12 and a peer group related equity-capital ratio. The net carrying value of COVID related assets amounted to €214.5 million as at December 31, 2021.

The impairment tests resulted in no impairment charges.

No triggering event was identified for the CGUs.

Sensitivity to changes in assumptions

The net present value calculations are most sensitive to the following assumptions:

+	discount rate

+	reduction of expected revenues

The net present value calculation uses a discount rate of 7.23% for DUKORAL, 7.49% for IXIARO (2020: 7.30% for DUKORAL, 7.55% for IXIARO) and 7.77% for COVID. The recoverable amounts of these CGUs would equal its carrying amount if the key assumptions were to change as follows: increase in the discount rate from 7.49% to 53.11% would trigger an impairment loss for IXIARO (2020: 4,689 basis points from 7.55% to 54.44%), increase from 7.23% to 13.10% would trigger an impairment loss for Dukoral (2020: increase of 328 basis points from 7.30% to 10.58%) and an increase in the discount rate from 7.77% to 75.34% would trigger an impairment loss for COVID.

Sensitivity analysis	2021		2020
	IXIARO	DUKORAL	COVID	IXARO	DUKORAL
WACC	7.49%	7.23%	7.77%	7.55%	7.30%
Break-even WACC	53.11%	13.10%	75.34%	54.44%	10.58%
Impairment if WACC increases by 1%	NO	NO	NO	NO	NO
Impairment if sales reduce by 10%	NO	NO	NO	NO	NO

The net present value calculations are based upon assumptions regarding market size, expected sales volumes resulting in sales value expectations, expected royalty income or expected milestone payments. A reduction in IXIARO and DUKORAL revenues of 10% (which reflects the sensitivity to slower than currently expected recovery of the travel vaccine market assumption taken) would result in no impairment loss in 2021 and 2020. A potential reduction in COVID revenues of 10% (as a result of e.g. later than expected licensure or manufacturing capacity constraints) would result in no impairment loss in 2021.

As at December 31, 2021 an impairment test was performed on the investment held in BliNK Biomedical SAS. A triggering event was identified given the net income of BliNK showed a loss giving situation for the year ended December 31, 2021. As a basis the BliNK business plan for the next 5 years has been used. No terminal value has been applied for the period beyond the planning horizon of 5 years. The calculation used post tax risk-adjusted cash flow projections and a discount rate of 6.84%. The discount rate of 6.84% was based on a negative risk-free rate of 0.20%, 6.49% market risk premium, a levered beta of 1.12, and a peer group related equity-capital ratio. The impairment test resulted in no impairment charges.

As at December 31, 2020 impairment charges amounted to €0.1 million and related to assets in the course of construction (see Note 5.14).

As at December 31, 2019, impairment charges amounting to €0.1 million were recognized following the decision of Emergent BioSolutions Inc. to not make use of their opt-in right post successful finalization of a Phase 1 clinical study. The impairment charge of €0.1 million was recognized for acquired R&D technology and projects.